Disposals and other non-operating items - Summary of disposals and other non-operating item (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disposals and other non-operating items
Revaluation of investments	£ (11)	£ 9	£ 16
Gain/(loss) on disposal of businesses and assets held for sale	(61)	(18)	39
Net gain/(loss) on disposals and other non-operating items	£ (72)	£ (9)	£ 55